Acquisitions (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Goodwill	$ 25,600,499	$ 0
GameSquare Esports, Inc. [Member]
Statement [Line Items]
Loss attributed	3,157,891
Goodwill	25,600,499
Revenue	$ 17,104,697
Intangible assets, brand
Statement [Line Items]
Description of Intangible assets rates	(i) revenue projections; (ii) royalty rates of 3.0%, 6.0% and 10%; (iii) tax rates of 25.0%, 26.0%, and 26.5% (iv) discount rates of 10%, 11.5% and 12.0%; (v) long-term growth rate of 3.0%.
Intangible assets estimated useful life	ten years
Intangible assets, customer relationships
Statement [Line Items]
Description of Intangible assets rates	(i) revenue projections; (ii) attrition rates of 5.0%, 7.5%, and 15%; (iii) tax rates of 25.5%, 26.0%, and 27.0% (iv) discount rates of 12.5%,13.0%, and 13.5%.
Intangible assets estimated useful life	twenty years
Intangible assets, software
Statement [Line Items]
Description of Intangible assets rates	(i) revenue projections; (ii) royalty rates of 1.0%, 1.5% and 3.0%; (iii) tax rates of 25.0%, 26.0% and 26.5% (iv) discount rates of 12.0%, 12.5% and 13.0%; (v) long-term growth rate of 3.0%.
Intangible assets estimated useful life	five years